Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 24, 2019	Jul. 02, 2019	Jun. 30, 2019
Subsequent Events
Repurchases of common units			$ 9,921
Common units
Subsequent Events
Number of units repurchased			476,351
GasLog Partners declaration of distribution (USD/unit)	$ 0.55
Aggregate amount of the declared distribution	$ 26,689
Common units | Unit repurchase programme
Subsequent Events
Number of units repurchased		65,190
Stock repurchase program, weighted average price		$ 21.20
Repurchases of common units		$ 1,383
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.53125